Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2014
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

16.  Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2013	2014
	RMB	RMB
Salary and welfare payable	1,080,072	1,577,761
Deposits	857,573	1,834,172
Payable related to employees’ exercise of share-based awards	—	811,783
Rental fee payables	22,155	69,341
Professional fee accruals	63,280	48,121
Others	246,718	970,654
Total	2,269,798	5,311,832